SUBSEQUENT EVENTS (Details)		1 Months Ended
	Aug. 16, 2022 USD ($) shareholder shares	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Oct. 31, 2022 USD ($)	Jul. 31, 2022 USD ($) shares	Jun. 30, 2022 shares	Jun. 30, 2021 shares
SUBSEQUENT EVENTS
Shares issued						44,069,300	44,069,300
Shares outstanding						44,069,300	44,069,300
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
Shares outstanding	126,144,178
Number of shares issued	31,283,756
Number of shares subject to repurchase provision	7,568,651
Number of shareholders | shareholder	1
Consideration on repurchase of shares | $	$ 0
Minimum period to complete the qualified IPO	6 months
SUBSEQUENT EVENTS | Class A ordinary shares | Plan of Merger with Fuwei Film (Holdings) Co., Ltd.
SUBSEQUENT EVENTS
Shares issued					29,201,849
Shares outstanding					29,201,849
Warrants to purchase shares					17,964,879
SUBSEQUENT EVENTS | Class B ordinary shares | Plan of Merger with Fuwei Film (Holdings) Co., Ltd.
SUBSEQUENT EVENTS
Shares issued					54,583,957
Shares outstanding					54,583,957
SUBSEQUENT EVENTS | Unsecured debt of $10000000
SUBSEQUENT EVENTS
Amount borrowed | $					$ 10,000,000
SUBSEQUENT EVENTS | Unsecured debt of $5000000
SUBSEQUENT EVENTS
Amount borrowed | $				$ 5,000,000
SUBSEQUENT EVENTS | Wuhan Baijia Cloud Technology Co., Ltd. ("Wuhan BaiJiaYun")
SUBSEQUENT EVENTS
Percentage of equity interest disposed		100.00%	100.00%
Consideration on disposal		$ 279,581	¥ 1,800,000